Finance Expense (Income) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance expense
Fees and interest expense	$ 81	$ 9	$ 26
Loss from exchange rate differences, net	100	106
Payment to Taoz, see Note 5C		160
Warrant issuance costs		301
Finance expense	181	576	26
Finance income
Income from exchange rate differences, net			(22)
Interest income from short term deposits	(151)	(93)	(106)
Finance income	$ (151)	$ (93)	$ (128)